Legal And Regulatory Matters	12 Months Ended
Dec. 31, 2014
Legal And Regulatory Matters [Abstract]
Legal And Regulatory Matters

18.Legal and Regulatory Matters

The VITAS segment of the Company’s business operates in a heavily-regulated industry.  As a result, the Company is subjected to inquiries and investigations by various government agencies, as well as to lawsuits, including qui tam actions.  The following sections describe the various ongoing material lawsuits and investigations of which the Company is currently aware.  It is not possible at this time for us to estimate either the timing or outcome of any of those matters, or whether any potential loss, or range of potential losses, is probable or estimable.

Regulatory Matters and Litigation

In June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Western District of Texas,  United States, et al. ex rel. Urick v. VITAS HME Solutions, Inc. et al., 5:08-cv-0663 (“Urick”).  The U.S. Attorney filed a notice in May 2012 stating that it had decided not to intervene in the case at that time but indicating that it continues to investigate the allegations.  In June 2012, the complaint was unsealed.  The complaint asserts violations of the federal False Claims Act and the Texas Medicaid Fraud Prevention Act based on allegations of a conspiracy to submit to Medicare and Medicaid false claims involving hospice services for ineligible patients, unnecessary medical supplies, failing to satisfy certain prerequisites for payment, and altering patient records, including backdating patient revocations.  The suit was brought by Barbara Urick, a then registered nurse in VITAS’s San Antonio program, against VITAS, certain of its affiliates, and several former VITAS employees, including physicians Justo Cisneros and Antonio Cavasos and nurses Sally Schwenk, Diane Anest, and Edith Reed.  In September 2012 and July 2013, the plaintiff dismissed all claims against the individual defendants.  The complaint was served on the VITAS entities on April 12, 2013.

Also in June 2011, the U.S. Attorney provided the Company with a partially unsealed qui tam complaint filed under seal in the U.S. District Court for the Northern District of Illinois, United States, et al. ex rel. Spottiswood v. Chemed Corp., 1:07-cv-4566 (“Spottiswood”).  In April 2012, the complaint was unsealed.  The U.S. Attorney and Attorney General for the State of Illinois filed notices in April and May 2012, respectively, stating that they had decided not to intervene in the case at that time but indicating that they continue to investigate the allegations.  Plaintiff filed an amended complaint in November 2012.  The complaint asserts violations of the federal False Claims Act and the Illinois Whistleblower Reward and Protection Act based on allegations that VITAS fraudulently billed Medicare and Medicaid for providing unwarranted continuous care services.  The suit was brought by Laura Spottiswood, a former part-time pool registered nurse at VITAS, against Chemed, VITAS, and a VITAS affiliate.  The complaint was served on the defendants on April 12, 2013.  On May 29 and June 4, 2013, respectively, the Court granted the government’s motion to partially intervene in Spottiswood and in Urick on the allegations that VITAS submitted or caused to be submitted false or fraudulent claims for continuous care and routine home care on behalf of certain ineligible Medicare beneficiaries.  The Court also transferred them to the U.S. District Court for the Western District of Missouri under docket Nos. 4:13-cv-505 and 4:13-cv-563, respectively.

On May 2, 2013, the government filed a False Claims Act complaint against the Company and certain of its hospice-related subsidiaries in the U.S. District Court for the Western District of Missouri, United States v. VITAS Hospice Services, LLC, et al., No. 4:13-cv-00449-BCW (the “2013 Action”).  Prior to that date, the Company received various subpoenas from the U.S. Department of Justice and OIG that have been previously disclosed.  The 2013 Action alleges that, since at least 2002, VITAS, and since 2004, the Company, submitted or caused the submission of false claims to the Medicare program by (a) billing Medicare for continuous home care services when the patients were not eligible, the services were not provided, or the medical care was inappropriate, and (b) billing Medicare for patients who were not eligible for the Medicare hospice benefit because they did not have a life expectancy of six months or less if their illnesses ran their normal course.  This complaint seeks treble damages, statutory penalties, and the costs of the action, plus interest.  On August 1, 2013, the government filed its First Amended Complaint in the 2013 Action.  The First Amended Complaint changed and supplemented some of the allegations, but did not otherwise expand the causes of action or the nature of the relief sought against VITAS.  The defendants filed a motion to dismiss on September 24, 2013.  The Court denied the motion, except to the extent that claims were filed before July 24, 2002, on September 30, 2014.

On May 6, 2013, the U.S. District Court for the Western District of Missouri, at the request of the government, unsealed a qui tam complaint against VITAS and VITAS Healthcare Corporation of California, United States ex rel. Charles Gonzales v. VITAS Healthcare Corporation, et al., CV 12-0761-R (“Gonzales”).  The case was transferred from the Central District of California to the Western District of Missouri under docket No. 4:13-cv-344.  The government partially intervened in Gonzales.  The Gonzales complaint alleges that VITAS’ Los Angeles program falsely certified and recertified patients as eligible for the Medicare Hospice Benefit.  It alleges violations of the False Claims Act and seeks treble damages, civil penalties, recovery of costs, attorneys’ fees and expenses, and pre- and post-judgment interest.

On September 25, 2013, the Court granted a joint motion by the government, the relators, and VITAS to consolidate the Spottiswood,  Urick, and  Gonzales complaints with the 2013 Action.  As a result, the First Amended Complaint will govern the consolidated federal claims brought by the United States and the relators for all purposes.  The relators and VITAS have stipulated that certain non-intervened claims will not be pursued by the relators.  The Spottiswood relator filed an action under the Illinois False Claims Act, The State of Illinois ex rel. Laura Spottiswood v. Chemed Corporation, et al., No. 14 L 2786 in the Circuit Court of Cook County, Illinois on March 6, 2014.  The Court granted the parties’ joint motion to place this case on its stay calendar, pending resolution of the 2013 Action.

VITAS has also received document subpoenas in related state matters.  In February 2010, VITAS received a civil investigative demand (“CID”) from the Texas Attorney General seeking documents from January 1, 2002 through the date of the CID, and interrogatory responses in connection with an investigation of possible fraudulent submission of Medicaid claims for non-qualifying patients and fraudulent shifting of costs from VITAS to the State of Texas and the United States.  The CID requested similar information sought by prior Department of Justice subpoenas, including policy and procedure manuals and information concerning Medicare and Medicaid billing, patient statistics and sales and marketing practices, together with information concerning record-keeping and retention practices, and medical records concerning 117 patients.  In September 2010, VITAS received a third CID from the Texas Attorney General seeking additional documents concerning business plans and results, revocation forms for certain patients, and electronic documents of 10 current and former employees.  In July 2012, VITAS received an investigative subpoena from the Florida Attorney General seeking documents previously produced in the course of prior government investigations as well as, for the period January 1, 2007 through the date of production, billing records and procedures; information concerning business results, plans, and strategies; documents concerning patient eligibility for hospice care; and certain information concerning employees and their compensation.

The net costs incurred related to U.S. v. Vitas and related regulatory matters  was $2.1 million, $2.1 million and $1.2 million for 2014, 2013 and 2012 respectively.

In November 2013, two shareholder derivative lawsuits were filed against the Company’s current and former directors, as well as certain of its officers, both of which are covered by the Company’s commercial insurance.  On November 6, 2013, KBC Asset Management NV filed suit in the United States District Court for the District of Delaware, KBC Asset Management NV, derivatively on behalf of Chemed Corp. v. McNamara, et al., No. 13 Civ. 1854 (LPS) (D. Del.).  It sued Kevin McNamara, Joel Gemunder, Patrick Grace, Thomas Hutton, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, Arthur Tucker, Jr., George Walsh III, Frank Wood, Timothy O’Toole, David Williams and Ernest Mrozek, together with the Company as nominal defendant.  Plaintiff alleges that since at least 2004, Chemed, through VITAS, has submitted or caused the submission of false claims to Medicare.  The suit alleges a claim for breach of fiduciary duty against the individual defendants, and seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On November 14, 2013, Mildred A. North filed suit in the United States District Court for the Southern District of Ohio, North, derivatively on behalf of Chemed Corp. v. Kevin McNamara, el al., No. 13 Civ. 833 (MDB) (S.D. Ohio).  She sued Kevin McNamara, David Williams, Timothy O’Toole, Joel Gemunder, Patrick Grace, Walter Krebs, Andrea Lindell, Thomas Rice, Donald Saunders, George Walsh III, Frank Wood and Thomas Hutton, together with the Company as nominal defendant.  Plaintiff alleges that, between February 2010 and the present, the individual defendants breached their fiduciary duties as officers and directors of Chemed by, among other things, (a) allegedly causing VITAS to submit improper and ineligible claims to Medicare and Medicaid; and (b) allegedly misrepresenting the state of Chemed’s internal controls.  The suit alleges claims for breach of fiduciary duty, abuse of control and gross mismanagement against the individual defendants.  The complaint also alleges unjust enrichment and insider trading against Messrs. McNamara, Williams and O’Toole.  Plaintiff seeks (a) a declaration that the individual defendants breached their fiduciary duties to the Company; (b) an order requiring those defendants to pay compensatory damages, restitution and exemplary damages, in unspecified amounts, to the Company; (c) an order directing the Company to implement new policies and procedures; and (d) costs and disbursements incurred in bringing the action, including attorneys’ fees.

On January 29, 2014 defendants in North filed a motion to transfer that case to Delaware under 28 U.S.C § 1404(a). On February 12, 2014, defendants in KBC filed a motion to dismiss that case pursuant to Federal Rules of Civil Procedure 23.1 and 12(b)(6).  On September 19, 2014, the Ohio court granted defendants’ motion to transfer North to Delaware.  Following that decision and in light of that transfer, on September 29, 2014, the Delaware court denied without prejudice defendants’ motion to dismiss KBC, and referred both cases to Magistrate Judge Burke.

On October 15, 2014, Plaintiff KBC filed a motion to consolidate KBC with North.  On February 2, 2015 the court granted the motion for consolidation in full, appointing Plaintiff KBC the sole lead plaintiff and its counsel, the sole lead and liaison counsel.  The court ordered that both cases will proceed under the caption In re Chemed Corp. Shareholder and Derivative Litigation, No. 13 Civ. 1854 (LPS) (CJB) (D. Del.).  The court granted Plaintiff KBC 30 days from the date of the order to file a consolidated complaint or designate one of the pending complaints as the operative complaint in the consolidated proceedings.  Defendants will have 21 days thereafter in which to answer, move to dismiss, or otherwise respond to the operative complaint.  Defendants intend to renew their motion to dismiss the claims and allegations once that occurs.

The Company intends to defend vigorously against the allegations in each of the above lawsuits.  Regardless of the outcome of any of the preceding matters, responding to the subpoenas and dealing with the various regulatory agencies and opposing parties can adversely affect us through defense costs, potential payments, diversion of management time, and related publicity.  Although the Company intends to defend them vigorously, there can be no assurance that those suits will not have a material adverse effect on the Company.